Commitments (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under non-cancelable operating leases
Year Ended December 31,

2021	$646,930
2022	209,556
2023	3,736

$860,222